Trade and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other payables

16. Trade and other payables

	2025	December 31, 2024
	US$	US$
Trade payables
- Non-related parties	540,304	305,670
	540,304	305,670

Other payables
- Amount due to shareholders	1,074,331	133,532
- Contract liabilities	785,991	1,009,110
- Amount due to directors	1,333,017	896,955
- Accruals and other payables	2,687,433	2,045,333
- Goods and services tax payable	63,187	43,177
- Withholding tax	17,133	16,173
	5,961,092	4,144,280

	6,501,396	4,449,950

The amounts due to directors are non-trade in nature, unsecured, bear interests at 6% per annum and are repayable on demand. The amounts due to shareholders are non-trade in nature, unsecured, interest-free and are repayable on demand.

The contract liabilities primarily relate to the advance consideration received from customers for unsatisfied performance obligations. The Company recognizes revenue for each respective performance obligation when control of the product or service transfers to the customer and the right to payment becomes unconditional. In 2025, US$NIL (2024: US$974,914) of contract liabilities was recognized as revenue in the profit or loss statement.

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024